Disclosure of credit risk exposure (Details)	12 Months Ended
Dec. 31, 2017 USD ($)
Statement [Line Items]
Financial Instruments And Fair Value Measurements Disclosure Of Credit Risk Exposure 1	$ 13,799
Financial Instruments And Fair Value Measurements Disclosure Of Credit Risk Exposure 2	0
Financial Instruments And Fair Value Measurements Disclosure Of Credit Risk Exposure 3	10,066
Financial Instruments And Fair Value Measurements Disclosure Of Credit Risk Exposure 4	0
Financial Instruments And Fair Value Measurements Disclosure Of Credit Risk Exposure 5	3,943
Financial Instruments And Fair Value Measurements Disclosure Of Credit Risk Exposure 6	0
Financial Instruments And Fair Value Measurements Disclosure Of Credit Risk Exposure 7	4,314
Financial Instruments And Fair Value Measurements Disclosure Of Credit Risk Exposure 8	0
Financial Instruments And Fair Value Measurements Disclosure Of Credit Risk Exposure 9	3,282
Financial Instruments And Fair Value Measurements Disclosure Of Credit Risk Exposure 10	0
Financial Instruments And Fair Value Measurements Disclosure Of Credit Risk Exposure 11	2,189
Financial Instruments And Fair Value Measurements Disclosure Of Credit Risk Exposure 12	0
Financial Instruments And Fair Value Measurements Disclosure Of Credit Risk Exposure 13	12,988
Financial Instruments And Fair Value Measurements Disclosure Of Credit Risk Exposure 14	2,212
Financial Instruments And Fair Value Measurements Disclosure Of Credit Risk Exposure 15	8,991
Financial Instruments And Fair Value Measurements Disclosure Of Credit Risk Exposure 16	2,212
Financial Instruments And Fair Value Measurements Disclosure Of Credit Risk Exposure 17	34,012
Financial Instruments And Fair Value Measurements Disclosure Of Credit Risk Exposure 18	2,212
Financial Instruments And Fair Value Measurements Disclosure Of Credit Risk Exposure 19	25,560
Financial Instruments And Fair Value Measurements Disclosure Of Credit Risk Exposure 20	$ 2,212